SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
BASIS OF PREPARATION
BASIS OF PRESENTATION
The SPAC Merger and Capital Reorganization has been accounted for with Cohen Circle being identified as the "acquired" entity for financial reporting purposes. Accordingly, the SPAC Merger has been accounted for as the equivalent of the Company issuing shares for the net assets of Cohen Circle, accompanied by a Capital Reorganization. Therefore, these annual consolidated financial statements have been presented as a continuation of Kyivstar Holdings and its subsidiaries as Kyivstar Holdings is considered the accounting predecessor.
These annual consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board, effective at the time of preparing the annual consolidated financial statements.
The consolidated financial statements have been prepared on a historical basis, except for certain financial instruments and other items that are measured at fair value, as disclosed in the relevant accounting policies. The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense. Additional information on the nature of expenses is provided where relevant in the notes to the consolidated financial statements. Certain amounts reported in the annual consolidated income statement, statement of financial position and cash flows have been reclassified in order to conform to the current period presentation.
The annual consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Group’s ability to continue as a going concern are discussed in detail at the end of this section.
These annual consolidated financial statements do not necessarily reflect what the consolidated results of operations, financial position, or cash flows would have been had the Group operated as a separate, independent legal entity during the periods presented. Further, these annual consolidated financial statements may not be indicative of the Group's future performance, financial position, or cash flows.

Prior to the consummation of the SPAC Merger and Capital Reorganization, the Group utilized combined carve-out accounting principles to prepare its financial statements. The carve-out financial statements were derived from the combined financial statements and accounting records of the entities that remained with the accounting predecessor subsequent to the Capital Reorganization. Under these carve-out principles, the financial statements reflected allocations of certain corporate expenses, assets, and liabilities that were not exclusively related to the Group 's operations.

These allocations were made on a basis management considered reasonable under the circumstances; however, they may not be indicative of the actual expenses that would have been incurred or the results that would have been achieved had the Group operated as a standalone entity during these periods. The allocated amounts may not reflect expenses the Group would have incurred on a standalone basis due to economies of scale, differing resource requirements, and other operational factors.

Allocated expenses primarily related to: (a) management services from Kyivstar's CEO and CFO under dual-employment arrangements, (b) VEON Executive Committee services, (c) Oracle ERP and software licenses under global contracts, and (d) shared services including tax, HR, corporate affairs, and financial reporting functions. Allocations were based on specifically identified costs, allocated based on revenues or usage-based methodologies considered reasonable by management. For the years ended December 31, 2025, 2024, and 2023, the total expenses allocated from VEON and affiliated entities amounted to US$-, US$22, and US$10, respectively.

Management believes it is not practicable to estimate the actual costs that would have been incurred had the Group been a standalone company during the periods presented. Additionally, these allocations may not be indicative of the expenses that the Group will incur in the future or would have incurred if the Group had obtained these services from an unrelated third party.

Subsequent to the closing of the SPAC Merger and Capital Reorganization, the annual consolidated financial statements are prepared based on the actual results of operations and financial position of the consolidated group as an independent company.

The comparative financial information in relation to the shares and basic and diluted earnings per share prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio established in the Capital Reorganization.
The functional currency of Kyivstar is Ukrainian Hryvnia ("UAH"), the currency of the primary economic environment in which Kyivstar operates. The annual consolidated financial statements are presented in United States dollars ("U.S. dollar" or "US$"). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.

FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION
For the purpose of these annual consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.
BASIS OF CONSOLIDATION
BASIS OF CONSOLIDATION
The annual consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The table below shows the interests held by Kyivstar Group in its principal subsidiaries as of December 31:

	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.**	100.00%	Cayman Islands	—	—
SUNVIN 11 LLC	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.

***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.

In December 2024, JSC Kyivstar entered into a share-purchase agreement to acquire 100% of the equity interests of LLC "Lan Trace," an entity who provides internet and TV services in the city of Boryspil and 17 other towns within the Kyiv region, Ukraine to expand its digital portfolio. The purchase price was US$2.
On March 19, 2025 JSC Kyivstar signed a share purchase agreement ("SPA") to acquire Uklon, consisting of 97% of LLC Uklon Corporate, LLC Uklon Tech, and LLC Uklon Ltd. and its 100% subsidiary Uklon LLC, a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025. Refer to Note 9 for further details.
In May 2025, Kyivstar further increased its ownership of Helsi Ukraine to 97.99% for US$10. Refer to "major developments during twelve-month period ended December 31, 2025" for more details. JSC Kyivstar previously acquired a controlling share (69.99%) of Helsi Ukraine, an entity in the IT e-health sector in August 2022 for US$15.
On December 16, 2025 JSC Kyivstar signed an agreement to acquire 100% of SUNVIN 11 LLC for US$8.
The annual consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control.
Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.
SIGNIFICANT ACCOUNTING JUDGMENTS
SIGNIFICANT ACCOUNTING JUDGMENTS

The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
SOURCE OF ESTIMATION UNCERTAINTY

Average customer life

Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by market characteristics, customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid).
The Group may be involved in various legal proceedings, internal and external investigations, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and /or the impact could not be estimated (no reasonable estimate could be made).
In the ordinary course of business, Kyivstar Group may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in Ukraine, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). Non-compliance with such rules and laws may cause Group to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which the Group operates. In the opinion of management, Group’s liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of the Group.
Tax risks
The tax legislation in Ukraine is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in Ukraine have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation ("CFC") legislation and more strict tax residency rules).
Management believes that the Group has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 7 and above in this Note 8, unless not practicable to do so.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group, and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.
Pillar Two legislation has been substantively enacted in the Netherlands, the UAE and Cyprus but not in Ukraine and Uzbekistan. The legislation is effective for the Group’s financial year beginning January 1, 2025 (as the first year of the Group formation). The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.

The Group is a constituent entity within the VEON Ltd. multinational enterprise group for OECD Pillar Two purposes, with VEON Ltd. acting as the Ultimate Parent Entity (UPE) and responsible for Pillar Two compliance, including the centralized preparation and filing of the GloBE Information Return (GIR).

Accordingly, the Group is not required to file a standalone GloBE Information Return, subject to VEON Ltd.’s compliance with the centralized filing and applicable information exchange requirements, and KGL’s role is limited to providing relevant data inputs and fulfilling any local notification obligations, where required. Any Income Inclusion Rule ("IIR") or Undertaxed Profits Rule ("UTPR") liability would therefore be assessed and, if applicable, recognized at the VEON Ltd. level.

Based on current OECD Pillar Two guidance and enacted or substantively enacted legislation as of December 31, 2025, and preliminary jurisdictional effective tax rate analyses, the Group does not currently expect a material Pillar Two top-up tax exposure to arise in respect of the Group’s constituent entities for FY2025. This assessment reflects the Group’s holding company structure, the statutory tax profiles and operational substance of its operating entities in Ukraine, Uzbekistan, and Cyprus, and the anticipated availability of applicable Safe Harbour mechanisms.

However, the Pillar Two framework remains subject to ongoing interpretative guidance and domestic implementation developments. The final impact, if any, will depend on the completion of FY2025 GloBE calculations, satisfaction of Safe Harbour conditions, and future legislative or administrative changes during the first targeted Globe Information Return filing in June 2026.
The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.
The Group has significant investments in property and equipment, intangible assets, and goodwill.

Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 14 for more information regarding source of estimation uncertainty for lease terms.
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 10
Control over subsidiaries	Note 1
Depreciation and amortization of non-current assets	Note 11 and Note 12
Measurement of lease liabilities	Note 14

GOING CONCERN
GOING CONCERN
As of March 16, 2026, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 22.4 million subscribers in Ukraine, where they are supported by approximately 5,189 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of March 16, 2026, most of our Ukraine subsidiary’s employees remain in the country.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•As of March 16, 2026, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial "secondary" sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company ("UTC"), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.
•The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including cash & cash equivalents maintained outside Ukraine. As of December 31, 2025, the Company holds US$247 in cash and cash equivalents and US$208 of other liquid financial assets, providing a total available funding of approximately US$455, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LPE Middle East Limited (formerly L1T VIP Holdings S.à r.l., "LetterOne"), do not participate in the management of Kyivstar.
•On October 30, 2023, VEON announced that two appeals were filed with the relevant Ukrainian courts, challenging the freezing of the corporate rights in Kyivstar and UTC, noting that corporate rights in Kyivstar and UTC belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and UTC. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group's subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. After the successful lifting of the court freeze of Kyivstar's shares on November 29, 2024, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursuing steps to meet the conditions required by the local custodian to lift the stipulated freeze.
•On August 14, 2025, VEON closed the previously announced business combination agreement between Kyivstar Group Ltd. and Cohen Circle. In connection with the business combination agreement, Kyivstar Group Ltd. acquired all of the issued and outstanding shares of Kyivstar Holdings B.V. from VEON Amsterdam B.V. Following the closing of the BCA, on August 15, 2025, Kyivstar Group Ltd.’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market (the "Listing") under the symbols "KYIV" and "KYIVW," respectively, making the Company the first and only pure-play Ukrainian investment opportunity in U.S. stock markets. The Listing has broadened the Company’s US and international shareholder base with over 10% of the Company's shares being traded publicly on the Nasdaq Global Select market.
The accompanying annual consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards ("IAS") 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these annual consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business. As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board ("PCAOB") standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Telecommunication and digital revenue
Telecommunication revenue
Telecommunications revenue is recognized from the provision of mobile telecommunications services. Service revenue comprises voice, messaging, and data services provided to both contract (postpaid) and prepaid customers, monthly subscription fees, interconnection services and roaming charges.

Rendering of services
Revenue from usage-based services, including pay-as-you-use plans where customers are charged based on actual consumption, is recognized as the services are consumed by the customer. For tariff plans that permit rollover of unused services to subsequent periods, revenue is recognized upon usage of the underlying services or expiration of the rollover period. Revenue from fixed-term service contracts and monthly subscription plans is recognized ratably over the service period as the Group satisfies its performance obligation.

When contracts contain multiple distinct performance obligations (including voice, messaging, data, and digital services), the transaction price is allocated to each performance obligation based on its relative standalone selling price. The standalone selling price for each service is determined primarily using observable prices charged to similar customers under comparable pay-as-you-use arrangements.

Upfront fees, including activation or connection fees that do not represent distinct performance obligations are deferred and recognized ratably over the expected customer relationship period. For contracts with defined terms, these fees are recognized over the contractual period. For contracts without defined terms (such as prepaid arrangements), upfront fees are recognized over the estimated average customer life.

Revenue from telecommunication service providers, including interconnection fees and roaming charges from other operators, is recognized based on contractually specified rates as services are rendered, net of estimated variable consideration for retrospective volume-based discounts or other pricing adjustments. These estimates are based on the expected value method using historical experience and are updated each reporting period.

Revenue from rendering of services is recognized over time as services are rendered.

Digital revenue

Digital revenue comprises revenue from digital services, encompassing content and entertainment, digital health solutions, communication applications, customer self-care platforms, ride-hailing services, cloud computing, and advertising technology ("AdTech") services. Revenue from subscription-based digital services, including content streaming, digital health memberships, premium communication features, and cloud subscriptions, is recognized over time on a ratable basis as customers simultaneously receive and consume benefits of continuous platform access. Transaction-based revenue, including ride-hailing services and usage-based cloud services, is recognized at the point in time when each transaction is completed or as services are consumed. Advertising revenue from AdTech services is recognized over time as impressions are delivered or at a point in time when performance-based metrics (such as clicks or acquisitions) are achieved.

When the Group's performance obligation is to arrange for another party to provide goods or services to the customer and the Group does not control those goods or services before transfer (agent), revenue is presented on a net basis, representing the commission, fee, or margin to which the Group expects to be entitled. When the Group controls the specified good or service before transfer to the customer (principal), revenue is presented on a gross basis, with amounts paid to third-party suppliers recognized separately in cost of revenue.
The Group typically acts as an agent for ride-hailing and delivery services and digital platform arrangements where third parties provide the underlying service. The determination of whether the Group acts as principal or agent impacts the presentation of revenue on a gross or net basis but does not affect the amount of commission or fee income recognized.
The Group earns commissions from drivers for facilitating ride-hailing and delivery services through its Uklon platform. The Group records only the commissions collected from drivers, net of any incentives, as revenue. Revenue is recognized upon completion of the ride or delivery, as this satisfies the performance obligation of facilitating the services.
Contract balances
Contract balances

Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in "Note 6 — Other Assets and liabilities" of these consolidated financial statements. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.
Customer acquisition costs
Customer acquisition costs

Certain incremental costs that are incurred in acquiring a contract with a customer ("customer acquisition costs") and are considered recoverable are deferred in the consolidated statement of financial position, within 'Other assets' (see "Note 6 — Other Assets and Liabilities" of these consolidated financial statements). Such costs generally relate to commissions paid to third -party dealers and are amortized on a straight-line basis over the average customer life within ‘Selling, general and administrative expenses’.

The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain customer acquisition costs are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs."

Customer associated costs
Customer acquisition costs

Certain incremental costs that are incurred in acquiring a contract with a customer ("customer acquisition costs") and are considered recoverable are deferred in the consolidated statement of financial position, within 'Other assets' (see "Note 6 — Other Assets and Liabilities" of these consolidated financial statements). Such costs generally relate to commissions paid to third -party dealers and are amortized on a straight-line basis over the average customer life within ‘Selling, general and administrative expenses’.

The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain customer acquisition costs are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs."

Leases
Leases

Short-term leases and leases for low value items are immediately expensed as incurred.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Group’s lease portfolio includes lease contracts which are extendable through mutual agreement between the Group and the lessor, or lease contracts which are cancellable by the Group immediately or on short notice. The Group includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Group continuously assesses whether a revision of lease terms is required due to a change in management judgment regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, the Group considers all relevant facts and circumstances that create an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.
Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses	Expected credit losses Credit risk is discussed in Note 16.
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

Income taxes
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Group’s financial statements.
Transaction costs
Transaction Costs
Transaction costs of an equity transaction are accounted for as a reduction from equity to the extent that they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.

Property and equipment
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of Group assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	5	-	20 years
Buildings and constructions	5	-	30 years
Office and other equipment	2	-	8 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Where applicable, the Group has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

Goodwill	Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 10 for further details.
Fair value of financial instruments
Fair value of financial instruments
All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 14.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Leases

Short-term leases and leases for low value items are immediately expensed as incurred.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Group’s lease portfolio includes lease contracts which are extendable through mutual agreement between the Group and the lessor, or lease contracts which are cancellable by the Group immediately or on short notice. The Group includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Group continuously assesses whether a revision of lease terms is required due to a change in management judgment regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, the Group considers all relevant facts and circumstances that create an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.
Put-option liability
Put-option liabilities
Put options are accounted for as financial liabilities in these consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Derivative contracts
Derivative warrant liabilities
The Group does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Group evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 Financial Instruments: Presentation ("IAS 32") and IFRS 9 Financial Instruments ("IFRS 9"). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Group accounts for its 7,666,629 Public Warrants issued in connection with its SPAC Merger as derivative warrant liabilities in accordance with IAS 32 and IFRS 9. Accordingly, the Group recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Group’s statements of profit or loss. The fair value of warrants issued by the Group has been estimated using the market price at each measurement date.

Earnings per share
ACCOUNTING POLICY
Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed using the weighted average shares of common stock outstanding during the period and potentially dilutive common shares, including the effect of warrants to purchase shares of common stock using the treasury stock method. The weighted-average shares outstanding for all prior periods presented have been retroactively recast to reflect the capital structure following the Capital Reorganization.

SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS

The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
SOURCE OF ESTIMATION UNCERTAINTY

Average customer life

Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by market characteristics, customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid).
The Group may be involved in various legal proceedings, internal and external investigations, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and /or the impact could not be estimated (no reasonable estimate could be made).
In the ordinary course of business, Kyivstar Group may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in Ukraine, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). Non-compliance with such rules and laws may cause Group to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which the Group operates. In the opinion of management, Group’s liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of the Group.
Tax risks
The tax legislation in Ukraine is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in Ukraine have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation ("CFC") legislation and more strict tax residency rules).
Management believes that the Group has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 7 and above in this Note 8, unless not practicable to do so.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group, and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.
Pillar Two legislation has been substantively enacted in the Netherlands, the UAE and Cyprus but not in Ukraine and Uzbekistan. The legislation is effective for the Group’s financial year beginning January 1, 2025 (as the first year of the Group formation). The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.

The Group is a constituent entity within the VEON Ltd. multinational enterprise group for OECD Pillar Two purposes, with VEON Ltd. acting as the Ultimate Parent Entity (UPE) and responsible for Pillar Two compliance, including the centralized preparation and filing of the GloBE Information Return (GIR).

Accordingly, the Group is not required to file a standalone GloBE Information Return, subject to VEON Ltd.’s compliance with the centralized filing and applicable information exchange requirements, and KGL’s role is limited to providing relevant data inputs and fulfilling any local notification obligations, where required. Any Income Inclusion Rule ("IIR") or Undertaxed Profits Rule ("UTPR") liability would therefore be assessed and, if applicable, recognized at the VEON Ltd. level.

Based on current OECD Pillar Two guidance and enacted or substantively enacted legislation as of December 31, 2025, and preliminary jurisdictional effective tax rate analyses, the Group does not currently expect a material Pillar Two top-up tax exposure to arise in respect of the Group’s constituent entities for FY2025. This assessment reflects the Group’s holding company structure, the statutory tax profiles and operational substance of its operating entities in Ukraine, Uzbekistan, and Cyprus, and the anticipated availability of applicable Safe Harbour mechanisms.

However, the Pillar Two framework remains subject to ongoing interpretative guidance and domestic implementation developments. The final impact, if any, will depend on the completion of FY2025 GloBE calculations, satisfaction of Safe Harbour conditions, and future legislative or administrative changes during the first targeted Globe Information Return filing in June 2026.
The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.
The Group has significant investments in property and equipment, intangible assets, and goodwill.

Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 14 for more information regarding source of estimation uncertainty for lease terms.
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 10
Control over subsidiaries	Note 1
Depreciation and amortization of non-current assets	Note 11 and Note 12
Measurement of lease liabilities	Note 14

NEW STANDARDS AND INTERPRETATIONS
NEW STANDARDS AND INTERPRETATIONS
Adopted in 2025
Following amended standard became effective as of January 1, 2025 and did not have a material impact on Group’s financial statements.
•Lack of exchangeability – Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates (effective for annual periods beginning on or after January 1, 2025).

Not yet adopted by the Group

Certain new accounting standards and interpretations, as listed below, have been issued but are not yet effective for the financial reporting period ended December 31, 2025 and have not been early adopted by the Group. These standards and interpretations are not expected to have a material impact on Group’s financial statements in current or future reporting periods or on foreseeable future transactions except for the IFRS 18, Presentation and Disclosure in Financial Statement, and IFRS 19, Subsidiaries without Public Accountability: Disclosures. The Group is currently assessing the impact that the adoption of these new pronouncements will have on the consolidated financial statements at the time of initial application as well as its subsidiaries.

•Classification and Measurement of Financial Instruments - Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).
•Improvements to International Financial Reporting Standards (effective for annual periods beginning on or after January 1, 2026).
•Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).
•IFRS 18, Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027).
•IFRS 19, Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after January 1, 2027).
•Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency (effective for annual periods beginning on or after January 1, 2027).